Financial Instruments - Summary of Credit Receivable (Details) - USD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Trade receivables	$ 3,094	$ 2,995
Unbilled revenues	$ 2,037	$ 1,650